INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2021
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Schedule of Number of Operating Partnerships

The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2021 and 2020 by series are as follows:

	2021	2020
Series 47	4	7
Series 48	2	4
Series 49	17	22

	23	33

Schedule of Number of Operating Partnerships Disposed

A summary of the dispositions by Series for March 31, 2021 is as follows:

	Operating	Sale of Underlying
	Partnership Interest	Operating	Partnership Proceeds	Gain on
	Transferred	Partnership	from Disposition	Disposition
Series 47	3	—	$1,098,271	$1,098,271
Series 48	2	—	61,500	61,500
Series 49	5	—	338,175	338,175

	10	—	$1,497,946	$1,497,946

A summary of the dispositions by Series for March 31, 2020 is as follows:

	Operating	Sale of Underlying
	Partnership Interest	Operating	Partnership Proceeds	Gain on
	Transferred	Partnership	from Disposition	Disposition
Series 47	3	2	$296,116	$296,116
Series 48	4	1	327,454	327,454
Series 49	1	1	26,769	26,769

	8	4	$650,339	$650,339

Schedule Of Contribution Payable To Operating Limited Partnerships [Table Text Block]

These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2021 and 2020, contributions are payable to operating limited partnerships as follows:

	2021	2020
Series 47	$—	$—
Series 48	—	—
Series 49	101	101

	$101	$101

Schedule Of Fund Investment In Operating Partnerships [Table Text Block]

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$48,344,537	$7,135,011	$2,970,934	$38,238,592

Cumulative distributions from operating limited partnerships	(266,608)	(28,500)	(18,606)	(219,502)

Cumulative impairment loss in investments in operating limited partnerships	(32,206,478)	(5,310,652)	(2,249,326)	(24,646,500)

Cumulative losses from operating limited partnerships	(15,871,451)	(1,795,859)	(703,002)	(13,372,590)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	(384,817)	—	—	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,880,114)	(769,653)	(303,091)	(10,807,370)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285	—	—	331,285

Cumulative impairment loss in investments in operating limited partnerships	32,206,478	5,310,652	2,249,326	24,646,500

Other	336,086	(89,809)	(79,803)	505,698

Equity per operating limited partnerships’ combined financial statements	$20,608,918	$4,451,190	$1,866,432	$14,291,296

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$62,665,698	$12,363,803	$5,528,822	$44,773,073

Cumulative distributions from operating limited partnerships	(516,294)	(166,080)	(61,020)	(289,194)

Cumulative impairment loss in investments in operating limited partnerships	(38,300,568)	(8,724,000)	(2,854,185)	(26,722,383)

Cumulative losses from operating limited partnerships	(23,848,836)	(3,473,723)	(2,613,617)	(17,761,496)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	(384,817)	—	—	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,838,449)	(750,844)	(1,002,710)	(11,084,895)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	—	—	333,626

Cumulative impairment loss in investments in operating limited partnerships	38,300,568	8,724,000	2,854,185	26,722,383

Other	384,697	(126,004)	(50,367)	561,068

Equity per operating limited partnerships’ combined financial statements	$25,795,625	$7,847,152	$1,801,108	$16,147,365

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$71,388,038	$14,164,825	$9,530,634	$47,692,579
Land	9,101,508	1,950,947	1,451,241	5,699,320
Other assets	8,097,265	1,278,528	737,279	6,081,458

	$88,586,811	$17,394,300	$11,719,154	$59,473,357

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$56,488,011	$11,382,001	$9,318,977	$35,787,033
Accounts payable and accrued expenses	1,427,922	516,869	238,650	672,403
Other liabilities	8,186,088	355,153	461,944	7,368,991

	66,102,021	12,254,023	10,019,571	43,828,427
PARTNERS’ CAPITAL
BF Garden Tax Credit
Fund V L.P.	20,608,918	4,451,190	1,866,432	14,291,296
Other partners	1,875,872	689,087	(166,849)	1,353,634

	22,484,790	5,140,277	1,699,583	15,644,930

	$88,586,811	$17,394,300	$11,719,154	$59,473,357

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$106,780,964	$23,720,384	$12,446,561	$70,614,019
Land	10,513,484	2,573,828	1,692,115	6,247,541
Other assets	12,676,256	2,719,876	1,358,136	8,598,244

	$129,970,704	$29,014,088	$15,496,812	$85,459,804

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$90,024,070	$19,044,751	$12,742,531	$58,236,788
Accounts payable and accrued expenses	1,716,220	416,564	229,469	1,070,187
Other liabilities	10,100,095	384,136	479,938	9,236,021

	101,840,385	19,845,451	13,451,938	68,542,996
PARTNERS’ CAPITAL
BF Garden Tax Credit
Fund V L.P.	25,795,625	7,847,152	1,801,108	16,147,365
Other partners	2,334,694	1,321,485	243,766	769,443

	28,130,319	9,168,637	2,044,874	16,916,808

	$129,970,704	$29,014,088	$15,496,812	$85,459,804

Schedule of Summarized Statement of Operations in Operating Partnerships

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 in which Series 47 through Series 49 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$14,035,217	$2,949,913	$2,227,118	$8,858,186
Interest and other	237,583	33,376	33,683	170,524

	14,272,800	2,983,289	2,260,801	9,028,710

Expenses
Interest	1,413,678	252,798	114,649	1,046,231
Depreciation and amortization	3,379,480	632,004	432,744	2,314,732
Taxes and insurance	1,833,431	380,908	250,778	1,201,745
Repairs and maintenance	2,339,154	531,343	417,052	1,390,759
Operating expenses	4,993,486	973,241	721,953	3,298,292
Other expenses	511,465	151,198	129,058	231,209

	14,470,694	2,921,492	2,066,234	9,482,968

NET INCOME (LOSS)	$(197,894)	$61,797	$194,567	$(454,258)

Net income (loss) allocated to BF Garden Tax Credit Fund V L.P.	$(776,438)	$(157,102)	$(29,526)	$(589,810)

Net income (loss) allocated to other partners	$578,544	$218,899	$224,093	$135,552

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 in which Series 47 through Series 49 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$20,724,191	$4,803,398	$2,684,429	$13,236,364
Interest and other	714,011	233,431	48,105	432,475

	21,438,202	5,036,829	2,732,534	13,668,839
Expenses
Interest	2,828,885	532,319	289,473	2,007,093
Depreciation and amortization	5,031,104	1,064,608	596,152	3,370,344
Taxes and insurance	2,163,136	441,119	299,370	1,422,647
Repairs and maintenance	3,105,072	703,650	455,617	1,945,805
Operating expenses	8,048,398	1,978,776	1,036,195	5,033,427
Other expenses	643,043	172,730	141,557	328,756

	21,819,638	4,893,202	2,818,364	14,108,072

NET INCOME (LOSS)	$(381,436)	$143,627	$(85,830)	$(439,233)

Net income (loss) allocated to BF Garden Tax Credit Fund V L.P.	$(1,333,132)	$(78,717)	$(205,540)	$(1,048,875)

Net income (loss) allocated to other partners	$951,696	$222,344	$119,710	$609,642